Pioneer Real
Estate Shares

Schedule of Investments | March 31, 2019

Ticker Symbols: Class A PWREX Class C PCREX Class Y PYREX

Shares		Value
	UNAFFILIATED ISSUERS - 99.4%
	COMMON STOCKS - 99.4% of Net Assets
	Commercial Services & Supplies - 1.0%
10,067	Waste Connections, Inc.	$ 891,836
	Total Commercial Services & Supplies	$ 891,836
	Construction Materials - 1.0%
7,640	Vulcan Materials Co.	$ 904,576
	Total Construction Materials	$ 904,576
	Equity Real Estate Investment Trusts (REITs) - 91.0%
32,857	Agree Realty Corp.	$2,278,304
10,611	Alexandria Real Estate Equities, Inc.	1,512,704
13,514	American Assets Trust, Inc.	619,752
5,894	American Tower Corp.	1,161,472
58,127	Americold Realty Trust	1,773,455
16,540	AvalonBay Communities, Inc.	3,320,074
15,857	Camden Property Trust	1,609,486
45,350	CareTrust Real Estate Investment Trust, Inc.	1,063,911
25,955	Community Healthcare Trust, Inc.	931,525
66,646	Cousins Properties, Inc.	643,800
67,473	CubeSmart	2,161,835
50,088	Douglas Emmett, Inc.	2,024,557
15,254	EastGroup Properties, Inc.	1,702,957
11,294	Equinix, Inc.	5,117,989
26,240	Equity LifeStyle Properties, Inc.	2,999,232
26,454	Extra Space Storage, Inc.	2,695,927
23,345	Four Corners Property Trust, Inc.	691,012
37,890	Getty Realty Corp.	1,213,617
23,324	Granite Real Estate Investment Trust	1,115,032
84,113	HCP, Inc.	2,632,737
13,709	Healthcare Realty Trust, Inc.	440,196
69,151	Host Hotels & Resorts, Inc.	1,306,954
12,969	Innovative Industrial Properties, Inc.	1,059,437
21,918	JBG SMITH Properties	906,310
48,587	Kimco Realty Corp.	898,860
18,145	Liberty Property Trust	878,581
46,917	Medical Properties Trust, Inc.	868,434
43,165	National Storage Affiliates Trust	1,230,634
36,112	NexPoint Residential Trust, Inc.	1,384,534
52,737	NorthStar Realty Europe Corp.	915,514
41,867	Park Hotels & Resorts, Inc.	1,301,226
79,364	Prologis, Inc.	5,710,240
7,529	PS Business Parks, Inc.	1,180,773
41,419	Realty Income Corp.	3,046,782
37,703	Rexford Industrial Realty, Inc.	1,350,144
20,076	Ryman Hospitality Properties, Inc.	1,651,050
22,961	Simon Property Group, Inc.	4,183,724
31,966	STORE Capital Corp.	1,070,861
24,484	Sun Communities, Inc.	2,901,844
22,181	Taubman Centers, Inc.	1,172,931
20,577	Terreno Realty Corp.	865,057
53,300	Tier Real Estate Investment Trust, Inc.	1,527,578
34,250	UDR, Inc.	1,557,005
101,260	VEREIT, Inc.	847,546
24,391	VICI Properties, Inc.	533,675
36,482	Welltower, Inc.	2,831,003
19,396	WP Carey, Inc.	1,519,289
	Total Equity Real Estate Investment Trusts (REITs)	$80,409,560
	Household Durables - 3.0%
10,281(a)	Mohawk Industries, Inc.	$1,296,948
10,082	Whirlpool Corp.	1,339,797
	Total Household Durables	$2,636,745
	Real Estate Management & Development - 3.4%
15,716	Deutsche Wohnen SE	$ 761,882
26,200(a)	Redfin Corp.	531,074
16,865	TLG Immobilien AG	507,609
23,564	Vonovia SE	1,221,348
	Total Real Estate Management & Development	$3,021,913
	TOTAL COMMON STOCKS
	(Cost $66,007,873)	$87,864,630
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.4%
	(Cost $66,007,873)	$87,864,630
	OTHER ASSETS AND LIABILITIES - 0.6%	$ 520,018
	NET ASSETS - 100.0%	$88,384,648

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$87,864,630	$–	$–	$87,864,630
Total Investments in Securities	$87,864,630	$–	$–	$87,864,630

During the three months ended March 31, 2019, there were no transfers between Levels 1, 2 and 3.